ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Auto Parts & Equipment – 0.4%
Garrett Motion, Inc. (Switzerland)*(a)	4,458	$25,188

Banks – 20.4%
Amalgamated Financial Corp.	1,541	34,750
BayCom Corp.	1,740	30,589
BCB Bancorp, Inc.	1,713	28,830
Business First Bancshares, Inc.	1,373	29,561
Byline Bancorp, Inc.	1,619	32,785
Cambridge Bancorp	367	29,265
Capital City Bank Group, Inc.	1,059	32,945
Capstar Financial Holdings, Inc.	1,965	36,411
Carter Bankshares, Inc.*	2,244	36,128
Coastal Financial Corp.*	1,305	51,861
Equity Bancshares, Inc., Class A	1,071	31,734
Esquire Financial Holdings, Inc.	1,217	45,698
First Bank	2,828	38,659
First Business Financial Services, Inc.	1,106	35,735
First Foundation, Inc.	1,480	26,847
First Guaranty Bancshares, Inc.	1,332	29,144
First Internet Bancorp	850	28,781
Five Star Bancorp	1,201	34,060
Hanmi Financial Corp.	1,858	43,997
John Marshall Bancorp, Inc.	1,197	29,398
Mercantile Bank Corp.	996	29,591
Metrocity Bankshares, Inc.	1,311	25,748
Metropolitan Bank Holding Corp.*	618	39,774
Midland States Bancorp, Inc.	1,258	29,651
MVB Financial Corp.	1,095	30,474
Northeast Bank(a)	1,170	42,904
Northrim BanCorp, Inc.	778	32,334
Old Second Bancorp, Inc.	2,659	34,700
OP Bancorp	2,573	28,612
Parke Bancorp, Inc.	1,503	31,503
PCB Bancorp	1,970	35,598
Peapack-Gladstone Financial Corp.	930	31,295
Provident Bancorp, Inc.	2,380	34,058
Shore Bancshares, Inc.	1,778	30,795
South Plains Financial, Inc.	1,020	28,111
TrustCo Bank Corp. NY	1,001	31,451
Unity Bancorp, Inc.	1,154	28,977
Total Banks		1,232,754

Beverages – 0.5%
Vita Coco Co., Inc. (The)*	2,743	31,243

Biotechnology – 4.1%
Aldeyra Therapeutics, Inc.*	5,008	26,743
AVEO Pharmaceuticals, Inc.*	4,341	35,726
Biomea Fusion, Inc.*	2,520	24,646
CTI BioPharma Corp.*	6,945	40,420
Cymabay Therapeutics, Inc.*	8,629	30,201
Immatics NV (Germany)*	2,799	27,990
Rallybio Corp.*	2,268	32,818
Vera Therapeutics, Inc.*	1,403	29,898
Total Biotechnology		248,442

Building Materials – 0.6%
Modine Manufacturing Co.*	2,678	34,653

Chemicals – 0.5%
Hawkins, Inc.	740	28,853

Coal – 5.6%
Alpha Metallurgical Resources, Inc.	1,580	216,207
Hallador Energy Co.*(a)	7,798	43,825
Natural Resource Partners LP	1,229	54,383
SunCoke Energy, Inc.	4,338	25,204
Total Coal		339,619

Commercial Services – 7.0%
Alta Equipment Group, Inc.	2,597	28,593
Barrett Business Services, Inc.	430	33,540
Civeo Corp.*	1,703	42,796
CRA International, Inc.	450	39,933
DLH Holdings Corp.*	2,062	25,301
Franklin Covey Co.*	949	43,075
Hackett Group, Inc. (The)	1,832	32,463
HireQuest, Inc.	1,893	24,420
Lincoln Educational Services Corp.*	4,764	25,916
Resources Connection, Inc.	1,455	26,292
Textainer Group Holdings Ltd. (China)	1,645	44,185
Transcat, Inc.*	771	58,357
Total Commercial Services		424,871

Computers – 0.4%
Vuzix Corp.*(a)	3,989	23,096

Distribution/Wholesale – 3.2%
Hudson Technologies, Inc.*	9,691	71,229
Titan Machinery, Inc.*	1,386	39,168
Veritiv Corp.*	856	83,691
Total Distribution/Wholesale		194,088

Diversified Financial Services – 3.0%
Diamond Hill Investment Group, Inc.	182	30,030
EZCORP, Inc., Class A*	5,220	40,246
GAMCO Investors, Inc., Class A	1,520	25,916
Oppenheimer Holdings, Inc., Class A	805	24,939
Silvercrest Asset Management Group, Inc., Class A	1,779	29,087
Velocity Financial, Inc.*	3,089	33,485
Total Diversified Financial Services		183,703

Electric – 0.6%
Genie Energy Ltd., Class B	3,640	34,034

Electronics – 2.4%
Bel Fuse, Inc., Class B	2,245	56,686
Ituran Location and Control Ltd. (Israel)	1,343	31,346
Kimball Electronics, Inc.*	1,653	28,349
Vishay Precision Group, Inc.*	966	28,584
Total Electronics		144,965

Energy - Alternate Sources – 1.0%
Maxeon Solar Technologies Ltd.*	1,428	33,944
REX American Resources Corp.*	900	25,128
Total Energy - Alternate Sources		59,072

Engineering & Construction – 1.3%
MYR Group, Inc.*	561	47,533
Sterling Infrastructure, Inc.*	1,453	31,196
Total Engineering & Construction		78,729

Entertainment – 0.8%
Golden Entertainment, Inc.*	1,470	51,288

Environmental Control – 1.3%
CECO Environmental Corp.*	4,526	40,055
Heritage-Crystal Clean, Inc.*	1,199	35,455
Total Environmental Control		75,510

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Food – 1.1%
Nathan’s Famous, Inc.	554	$35,273
Seneca Foods Corp., Class A*	630	31,777
Total Food		67,050

Forest Products & Paper – 0.6%
Clearwater Paper Corp.*	903	33,953

Gas – 0.6%
Global Partners LP	1,451	35,912

Healthcare - Products – 0.8%
ClearPoint Neuro, Inc.*	2,392	24,781
RxSight, Inc.*	2,057	24,684
Total Healthcare - Products		49,465

Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	1,295	27,376

Insurance – 3.0%
Ambac Financial Group, Inc.*	2,338	29,810
Donegal Group, Inc., Class A	1,821	24,565
Greenlight Capital Re Ltd., Class A*	3,929	29,232
Investors Title Co.	192	27,072
MBIA, Inc.*	3,107	28,584
Tiptree, Inc.	3,769	40,554
Total Insurance		179,817

Investment Companies – 0.5%
Crescent Capital BDC, Inc.	1,971	29,604

Iron/Steel – 0.4%
Mesabi Trust(a)	1,190	25,597

Leisure Time – 0.5%
Xponential Fitness, Inc., Class A*	1,680	30,677

Machinery - Construction & Mining – 0.5%
Babcock & Wilcox Enterprises, Inc.*	4,262	27,192

Machinery - Diversified – 0.9%
DXP Enterprises, Inc.*	1,028	24,343
Thermon Group Holdings, Inc.*	1,862	28,693
Total Machinery - Diversified		53,036

Metal Fabricate/Hardware – 2.4%
Northwest Pipe Co.*	1,025	28,802
Steel Partners Holdings LP*	2,778	115,287
Total Metal Fabricate/Hardware		144,089

Miscellaneous Manufacturing – 0.5%
Haynes International, Inc.	940	33,013

Oil & Gas – 7.4%
Cross Timbers Royalty Trust	1,887	36,419
Diamond Offshore Drilling, Inc.*	5,031	33,356
Epsilon Energy Ltd.	5,118	32,346
Kimbell Royalty Partners LP	2,745	46,610
North European Oil Royalty Trust	2,090	30,200
Permian Basin Royalty Trust	5,332	87,072
Sabine Royalty Trust	600	42,648
San Juan Basin Royalty Trust	7,217	67,840
Voc Energy Trust	4,873	32,990
W&T Offshore, Inc.*	5,763	33,771
Total Oil & Gas		443,252

Oil & Gas Services – 1.7%
Forum Energy Technologies, Inc.*	1,627	34,557
KLX Energy Services Holdings, Inc.*	4,620	38,023
TETRA Technologies, Inc.*	7,560	27,140
Total Oil & Gas Services		99,720

Packaging & Containers – 0.7%
UFP Technologies, Inc.*	470	40,345

Pharmaceuticals – 2.3%
Concert Pharmaceuticals, Inc.*	5,009	33,560
Harrow Health, Inc.*	3,644	43,983
ProPhase Labs, Inc.	2,902	32,735
Tricida, Inc.*(a)	2,950	30,916
Total Pharmaceuticals		141,194

Pipelines – 1.0%
Green Plains Partners LP	2,696	32,891
NextDecade Corp.*	4,971	29,926
Total Pipelines		62,817

REITS – 3.3%
BRT Apartments Corp.	1,750	35,542
CTO Realty Growth, Inc.(a)	1,863	34,913
Farmland Partners, Inc.	2,980	37,757
Granite Point Mortgage Trust, Inc.	2,674	17,221
Hersha Hospitality Trust, Class A	3,139	25,049
Nexpoint Real Estate Finance, Inc.	1,498	22,440
Whitestone REIT	2,872	24,297
Total REITS		197,219

Retail – 3.8%
Bassett Furniture Industries, Inc.	1,408	22,077
Biglari Holdings, Inc., Class B*	234	27,050
Caleres, Inc.	1,653	40,036
Genesco, Inc.*	801	31,495
J Jill, Inc.*	1,798	29,865
Movado Group, Inc.	1,178	33,196
TravelCenters of America, Inc.*	890	47,998
Total Retail		231,717

Savings & Loans – 2.5%
FS Bancorp, Inc.	1,142	31,131
Greene County Bancorp, Inc.	690	39,516
Hingham Institution For Savings The	97	24,358
HomeTrust Bancshares, Inc.	1,158	25,592
Southern Missouri Bancorp, Inc.	613	31,281
Total Savings & Loans		151,878

Semiconductors – 1.8%
Aehr Test Systems*(a)	1,910	26,931
AXT, Inc.*	3,711	24,864
Richardson Electronics Ltd.	3,752	56,655
Total Semiconductors		108,450

Software – 2.9%
Computer Programs and Systems, Inc.*	946	26,375
Digi International, Inc.*	1,605	55,485
Donnelley Financial Solutions, Inc.*	1,797	66,435
Inspired Entertainment, Inc.*	2,804	24,759
Total Software		173,054

Telecommunications – 1.0%
AST SpaceMobile, Inc.*(a)	3,108	22,440
Preformed Line Products Co.	516	36,713
Total Telecommunications		59,153

Transportation – 5.2%
Ardmore Shipping Corp. (Ireland)*	5,483	50,060

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
Capital Product Partners LP (Greece)	2,992	$40,063
Covenant Logistics Group, Inc.	1,346	38,630
Dorian LPG Ltd.	2,401	32,582
GasLog Partners LP (Greece)	5,655	29,180
KNOT Offshore Partners LP (United Kingdom)(a)	1,781	24,898
Teekay Tankers Ltd., Class A (Bermuda)*	1,364	37,564
Tsakos Energy Navigation Ltd. (Greece)	2,414	36,862
USD Partners LP	5,620	22,592
Total Transportation		312,431

Water – 0.5%
York Water Co. (The)	790	30,360

Total Common Stocks
(Cost $6,367,816)		5,998,479

MONEY MARKET FUND – 1.2%
STIT - Government & Agency Portfolio, Institutional Class, 2.88%(b)
(Cost $70,254)	70,254	70,254

REPURCHASE AGREEMENT – 3.5%(c)
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $210,830, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $214,993)
(Cost $210,777)	$210,777	210,777

Total Investments – 104.2%
(Cost $6,648,847)		6,279,510
Liabilities in Excess of Other Assets – (4.2%)		(251,415)
Net Assets – 100.0%		$6,028,095

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $269,932; the aggregate market value of the collateral held by the fund is $276,570. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $65,793.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,998,479	$-	$-	$5,998,479
Money Market Fund	70,254	-	-	70,254
Repurchase Agreement	-	210,777	-	210,777
Total	$6,068,733	$210,777	$-	$6,279,510

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Auto Parts & Equipment	0.4%
Banks	20.4
Beverages	0.5
Biotechnology	4.1
Building Materials	0.6
Chemicals	0.5
Coal	5.6
Commercial Services	7.0
Computers	0.4
Distribution/Wholesale	3.2
Diversified Financial Services	3.0
Electric	0.6
Electronics	2.4
Energy - Alternate Sources	1.0
Engineering & Construction	1.3
Entertainment	0.8
Environmental Control	1.3
Food	1.1
Forest Products & Paper	0.6
Gas	0.6
Healthcare - Products	0.8
Home Furnishings	0.5
Insurance	3.0
Investment Companies	0.5
Iron/Steel	0.4
Leisure Time	0.5
Machinery - Construction & Mining	0.5
Machinery - Diversified	0.9
Metal Fabricate/Hardware	2.4
Miscellaneous Manufacturing	0.5
Oil & Gas	7.4
Oil & Gas Services	1.7
Packaging & Containers	0.7
Pharmaceuticals	2.3
Pipelines	1.0
REITS	3.3
Retail	3.8
Savings & Loans	2.5
Semiconductors	1.8
Software	2.9
Telecommunications	1.0
Transportation	5.2
Water	0.5
Money Market Fund	1.2
Repurchase Agreement	3.5
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%